SECURITIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	$ 2,700,000	$ 7,600,000
Securities Held As Collateral, At Fair Value	2,600,000	3,100,000
Unrealized Gain (Loss) on Securities	$ 6,000	$ 88,000